Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Effective April 3, 2019, the 2019 Equity Incentive Plan (the “Plan”) was established for the purpose of furthering the growth and success of the Company by enabling directors, officers, employees, and consultants to acquire shares of common stock of the Company. The Plan provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards, and other stock-based awards.

The maximum number of shares authorized for issuance under the Plan is 5,050,895. The number of shares of common stock reserved for issuance under the Plan at any time is the maximum number of shares which may be purchased pursuant to outstanding options at that specific point in time. Shares that are expired, terminated, surrendered or canceled without having been fully exercised will be available for future awards. As of June 30, 2026, 223,633 shares were available for future grants under the Plan.

The Company typically grants stock options to employees and non-employees at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant. For accounting purposes, a retrospective fair value assessment of the common stock was performed for stock option grants to determine the fair value of the

Company’s common stock and to calculate stock-based compensation expense. The reassessed values were based, in part, upon third-party valuations of the Company’s common stock prepared as of each grant date on a retrospective basis.

Stock Options

The stock options vest in accordance with specific option agreements and have a ten-year contractual term.

The following table is a summary of activity for stock options for the six months ended June 30, 2026 (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2026	3,307,849	$1.45	6.16	$37,188
Exercised	(49,747)	0.78		$962
Forfeited	(2,018)	1.69
Outstanding as of June 30, 2026	3,256,084	$1.46	5.69	$110,291
Exercisable or vested as of June 30, 2026	1,935,015	$1.28	5.14	$65,887

The aggregate intrinsic value represents the difference between the fair value of the Company’s common stock at the end of the year and the exercise price, multiplied by the quantity of the options.

The 2025 Performance Options will vest in full upon either a change of control event, as defined within the Plan, or in the event of a transaction or series of transactions in which the Company completes a significant combination, acquisition or merger.

Total compensation cost not yet recognized related to unvested stock options was $3.6 million as of June 30, 2026, of which $1.3 million is related to service based awards and is expected to be recognized over a weighted average period of 0.6 years and $2.3 million is related to the performance based awards which will not be recognized until either a change of control event or a transaction or series of transactions in which the Company completes a significant combination, acquisition or merger occurs.

There were no options granted for the six months ended June 30, 2026 and 2025.

Restricted Common Stock Awards

The Company has granted restricted common stock awards with service and performance based vesting conditions to employees of the Company. Unvested shares of restricted common stock may not be sold or transferred by the holder, except for transfers for estate planning purposes in which the transferee agrees to remain bound by all restrictions set forth in the original common stock purchase agreement. These restrictions lapse over the vesting term of each award.

On October 28, 2020, two of the Company’s Founders purchased 485,527 shares of the Company’s common stock at a purchase price of $1.45 per share, under the terms of a restricted stock award granted under the 2019 Plan (the “Founders Awards”). The Founders Awards are to vest in equal monthly installments over four years. In exchange for the shares, the Company received two partial-recourse promissory notes (the “Partial Recourse Notes”) from the Founders, whereby 50% of the unpaid principal balance and accrued interest is collateralized by the Founders’ personal assets with the remaining half of the unpaid principal balance and accrued interest being collateralized by the underlying shares. The Partial Recourse Notes had a total principal amount of $0.7 million, equivalent to the fair value of the awards issued, with an annual interest rate of 0.38%.

The Company has accounted for the Partial Recourse Notes as non-recourse in their entirety. As such, the Partial Recourse Notes received by the Company as consideration for the issuance of the Founders Awards have been considered a stock option for accounting purposes, as the substance is similar to the grant of an option until the note is settled. The fair value of the Founder Awards issued in exchange for the Partial Recourse Notes was estimated on the grant date using the Black-Scholes option pricing model. The exercise price is the principal due on the Partial Recourse Note. In 2024 the Founders Awards fully vested and all related stock-based compensation expense was fully recognized.

In October 2025, the Company granted 329,104 restricted common stock awards to an employee of which 164,552 shares are subject to service based vesting over four years and 164,552 are subject to vesting based on certain performance criteria. Of the 164,552 performance based restricted stock awards, 25% are subject to vesting upon execution of two new commercial contracts and the remaining 75% are subject to vesting upon the completion of certain liquidity events and internal operational milestones associated with expansion of the finance team. As of June 30, 2026 and December 31, 2025, one of the performance criteria related to one of the awards has been achieved and the remainder are not deemed probable of being achieved, and as $0.4 million has been recorded as stock-based compensation expense associated with the performance awards. During the six months ended June 30, 2026 the Company recognized $0.2 million of stock based compensation expense associated with the service based portion of the award.

In the first half of 2026, the Company granted 543,488 shares of restricted common stock which contain both performance and service-based vesting conditions, whereby the shares are subject to a four year service-based vesting schedule that does not commence until an exit event, defined as the expiration of the lock-up period following an effective initial public offering.

A summary of the activity of the restricted common stock under the Plan during the six months ended June 30, 2026 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2026	$329,104	$10.60
Granted	543,488	20.41
Vested	(41,138)	10.60
Forfeited	(21,990)	33.90
Unvested as of June 30, 2026	$809,464	$12.82

Stock-based compensation expense for the six months ended June 30, 2026 and 2025, respectively, consisted of the following (in thousands):

	Six Months Ended June 30,
	2026	2025
Research and development	$331	$947
Selling, general, and administrative	768	292
Total stock-based compensation expense	$1,099	$1,239

10. Stock-Based Compensation

Effective April 3, 2019, the 2019 Equity Incentive Plan (the “Plan”) was established for the purpose of furthering the growth and success of the Company by enabling directors, officers, employees, and consultants to acquire shares of common stock of the Company. The Plan provides for the Company to grant incentive stock options or nonqualified stock options, restricted stock awards, and other stock-based awards.

The maximum number of shares authorized for issuance under the Plan is 5,050,895. The number of shares of common stock reserved for issuance under the Plan at any time is the maximum number of shares which may be purchased pursuant to outstanding options at that specific point in time. Shares that are expired, terminated, surrendered or canceled without having been fully exercised will be available for future awards. As of December 31, 2025, 743,113 shares were available for future grants under the Plan.

The Company typically grants stock options to employees and non-employees at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant. For accounting purposes, a retrospective fair value assessment of the common stock was performed for stock option grants to determine the fair value of the Company’s common stock and to calculate stock-based compensation expense. The reassessed values were based, in part, upon third-party valuations of our common stock prepared as of each grant date on a retrospective basis.

Stock Options

The stock options vest in accordance with specific option agreements and have a ten-year contractual term

The following table is a summary of activity for stock options for the year ended December 31, 2025 (in thousands, except share and per share amounts):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2025	1,617,266	$1.10	6.21	$1,539
Granted	1,949,286	1.70
Exercised	(93,455)	0.95
Forfeited	(165,248)	1.28
Outstanding as of December 31, 2025	3,307,849	$1.45	6.16	$37,188
Unvested as of December 31, 2025	1,489,339	$1.71	7.09	$16,347
Exercisable or vested as of December 31, 2025	1,818,510	$1.23	5.39	$20,841

The aggregate intrinsic value represents the difference between the fair value of the Company’s common stock at the end of the year and the exercise price, multiplied by the quantity of the options.

The weighted average grant date fair value of options granted for the year ended December 31, 2025 was $2.85. Included within the total stock options outstanding as of December 31, 2025 are 828,750 stock options to purchase common stock which have performance-based vesting criteria and were granted to certain officers of the Company during 2025 (the “2025 Performance Options”). The 2025 Performance Options will vest in full upon either a change of control event, as defined within the Plan, or in the event of a transaction or series of transaction in which the Company completes a significant combination, acquisition or merger.

Total compensation cost not yet recognized related to unvested stock options was $4.0 million as of December 31, 2025, of which $1.8 million is related to service based awards and is expected to be recognized over a weighted average period of 2.18 years and $2.3 million is related to the performance based awards which will not be recognized until either a change of control event or a transaction or series of transaction in which the Company completes a significant combination, acquisition or merger occurs.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The assumptions used to estimate the fair value of stock options granted under the Plan for the periods below are as follows:

	Year Ended December 31,
	2025	2024
Weighted average expected volatility	72.86%	43.47%
Weighted average expected term in years	4.23	5.62
Risk-free interest rate	3.91 – 4.36%	4.29% – 4.30%
Expected dividend yield	0%	0%
Fair value of common stock	$3.83	$2.05

Restricted Common Stock Awards

The Company has granted restricted common stock awards with service and performance based vesting conditions to employees of the Company. Unvested shares of restricted common stock may not be sold or transferred by the holder, except for transfers for estate planning purposes in which the transferee agrees to remain bound by all restrictions set forth in the original common stock purchase agreement. These restrictions lapse over the vesting term of each award.

On October 28, 2020, two of the Company’s Founders purchased 485,527 shares of the Company’s common stock at a purchase price of $1.45 per share, under the terms of a restricted stock award granted under the 2019 Plan (the “Founders Awards”). The Founders Awards are to vest in equal monthly installments over four years. In exchange for the shares, the Company received two partial-recourse promissory notes (the “Partial Recourse Notes”) from the Founders, whereby 50% of the unpaid principal balance and accrued interest is collateralized by the Founders’ personal assets with the remaining half of the unpaid principal balance and accrued interest being collateralized by the underlying shares. The Partial Recourse Notes had a total principal amount of $0.7 million, equivalent to the fair value of the awards issued, with an annual interest rate of 0.38%.

The Company has accounted for the Partial Recourse Notes as non-recourse in their entirety. As such, the Partial Recourse Notes received by the Company as consideration for the issuance of the Founders Awards have been considered a stock option for accounting purposes, as the substance is similar to the grant of an option until the note is settled. The fair value of the Founder Awards issued in exchange for the Partial Recourse Notes was estimated on the grant date using the Black-Scholes option pricing model. The exercise price is the principal due on the Partial Recourse Note. The fair value of the award was determined to be $0.88 per share and is recognized over the requisite service period, which represents the vesting period.

The Company recognized $0.1 million of stock-based compensation expense related to the Founders Awards for the year ended December 31, 2024. As of December 31, 2024, the Founders Awards have fully vested and there is no remaining stock-based compensation to recognize as of December 31, 2024.

In October 2025, the Company granted 329,104 restricted common stock awards to an employee of which 164,552 shares are subject to service based vesting over four years and 164,552 are subject to vesting based on certain performance criteria. Of the 164,552 performance based restricted stock awards, 25% are subject to vesting upon execution of two new commercial contracts and the remaining 75% are subject to vesting upon the completion of certain liquidity events. As of December 31, 2025 none of the performance criteria related to the awards have been achieved or are deemed probable of being achieved, and as such no stock-based compensation expense has been recorded associated with the performance awards. During the year ended December 31, 2025 the Company recognized $0.1 million of stock based compensation expense associated with the service based portion of the award.

A summary of the activity of the restricted common stock under the Plan during the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	—	$—
Granted	329,104	10.60
Vested	—	—
Unvested as of December 31, 2025	329,104	$10.60

Stock-based compensation expense for the years ended December 31, 2025 and 2024, respectively, consisted of the following (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$1,416	$224
Selling, general, and administrative	525	159
Total stock-based compensation expense	$1,941	$383